Income Taxes	12 Months Ended
Dec. 31, 2016
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Income Taxes

NOTE 24 – Income Taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Current taxes:
Federal	$7,927	$43,962	$100,262
State	5,818	9,672	21,835
Foreign	1,255	1,329	(1,831)
	15,000	54,963	120,266
Deferred taxes:
Federal	39,127	(9,396)	(275)
State	6,261	3,056	(8,064)
Foreign	674	608	(263)
	46,062	(5,732)	(8,602)
Provision for income taxes	$61,062	$49,231	$111,664

Reconciliation of the statutory federal income tax rate with our company’s effective income tax rate is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Statutory rate	$49,904	$49,548	$101,778
State income taxes, net of federal income tax	7,688	7,908	14,860
Change in valuation allowance	(229)	535	(2,433)
Provision to return	(204)	904	(2,956)
Investment in subsidiary	—	(4,800)	—
Change in uncertain tax position	41	(3,903)	276
Non-deductible litigation expense	7,700	—	—
Foreign tax rate difference	(1,810)	(106)	90
Other, net	(2,028)	(855)	49
	$61,062	$49,231	$111,664

Tax effect of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Deferred compensation	$181,575	$173,759
Net operating loss carryforwards	40,266	48,831
Accrued expenses	35,443	65,451
Unrealized loss on investments	—	27,769
Depreciation	12,550	10,055
Receivable reserves	22,870	16,343
Total deferred tax assets	292,704	342,208
Valuation allowance	(8,768)	(12,738)
	283,936	329,470
Deferred tax liabilities:
Goodwill and other intangibles	(49,481)	(33,437)
Change in accounting method	—	(625)
Prepaid expenses	(4,557)	(4,211)
Unrealized gain on investments	(1,459)	—
Other	(2,986)	(6,070)
	(58,483)	(44,343)
Net deferred tax asset	$225,453	$285,127

Our net deferred tax asset at December 31, 2016, includes net operating loss carryforwards of $312.2 million that expire between 2020 and 2035. Certain of our net operating loss carryforwards do not expire. A valuation allowance is recorded to the extent that it is more likely than not that any portion of the deferred tax asset will not be realized. The valuation allowance was decreased by $4.0 million as an inactive foreign entity was formally dissolved. We believe the realization of the remaining net deferred tax asset of $225.5 million is more likely than not based on the ability to carry back losses against prior year taxable income and expectations of future taxable income.

The current tax payable, included in accounts payable and accrued expenses, is a payable of $16.0 million and a receivable of $1.0 million as of December 31, 2016 and 2015, respectively.

We have recorded income tax expense at U.S. tax rates on all profits, except for undistributed profits of our foreign subsidiaries that are considered indefinitely reinvested. Determination of the amount of unrecognized deferred tax liability related to indefinitely reinvested profits is not feasible. If management’s intentions or U.S. tax laws change in the future, there may be a significant impact on the provision for income taxes to record a change in the tax liability in the period the change occurs.

Uncertain Tax Positions

As of December 31, 2016 and 2015, we had $1.8 million and $2.7 million, respectively, of gross unrecognized tax benefits, all of which, if recognized, would impact the effective tax rate. We recognize interest and penalties related to uncertain tax positions in provision for income taxes in the consolidated statements of operations. As of December 31, 2016 and 2015, we had accrued interest and penalties of $0.7 million and $0.8 million, respectively, before benefit of federal tax deduction, included in accounts payable and accrued expenses on our consolidated statements of financial condition. The amount of interest and penalties recognized on our consolidated statements of operations for the years ended December 31, 2016, 2015, and 2014, was not significant.

The following table summarizes the activity related to our company’s unrecognized tax benefits from January 1, 2014 to December 31, 2016 (in thousands):

	Year Ended December 31,
	2016	2015	2014
Beginning balance	$2,717	$5,510	$5,158
Increase related to prior year tax positions	5	1,206	627
Decrease related to prior year tax positions	(31)	(33)	(443)
Increase related to current year tax positions	—	—	294
Decrease related to settlements with taxing authorities	(42)	(4,815)	(126)
Decrease related to lapsing of statute of limitations	—	—	—
Increase/(decrease) related to business acquisitions	(849)	849	—
Ending balance	$1,800	$2,717	$5,510

We file income tax returns with the U.S. federal jurisdiction, various states, and certain foreign jurisdictions. We are not subject to U.S. federal examination for taxable years before 2012. We are not subject to certain state and local, or non-U.S. income tax examinations for taxable years before 2008.

There is a reasonable possibility that the unrecognized tax benefits will change within the next 12 months as a result of the expiration of various statutes of limitations or for the resolution of U.S. federal and state examinations, but we do not expect this change to be material to the consolidated financial statements.